Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Capital World Bond Fund
Entity Central Index Key	0000812303
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Capital World Bond Fund Class R-6 - RCWGX
Shareholder Report [Line Items]
Fund Name	Capital World Bond Fund®
Class Name	Class R-6
Trading Symbol	RCWGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital World Bond Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a
hypothetical
$
10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$24	0.49%*
*Annualized
Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.49%	[1]
Net Assets	$ 9,955,000,000
Holdings Count | Holdings	2,074
Investment Company, Portfolio Turnover	167.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 9,955
Total number of portfolio holdings	2,074
Portfolio turnover rate including mortgage dollar roll transactions	167%
Portfolio turnover rate excluding mortgage dollar roll transactions	37%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Capital World Bond Fund Class R-5 - RCWFX
Shareholder Report [Line Items]
Fund Name	Capital World Bond Fund®
Class Name	Class R-5
Trading Symbol	RCWFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital World Bond Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$26	0.54%*
*Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.54%	[1]
Net Assets	$ 9,955,000,000
Holdings Count | Holdings	2,074
Investment Company, Portfolio Turnover	167.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$9,955
Total number of portfolio holdings	2,074
Portfolio turnover rate including mortgage dollar roll transactions	167%
Portfolio turnover rate excluding mortgage dollar roll transactions	37%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Capital World Bond Fund Class R-5E - RCWHX
Shareholder Report [Line Items]
Fund Name	Capital World Bond Fund
Class Name	Class R-5E
Trading Symbol	RCWHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital World Bond Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$31	0.64%*
*Annualized

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.64%	[1]
Net Assets	$ 9,955,000,000
Holdings Count | Holdings	2,074
Investment Company, Portfolio Turnover	167.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$9,955
Total number of portfolio holdings	2,074
Portfolio turnover rate including mortgage dollar roll transactions	167%
Portfolio turnover rate excluding mortgage dollar roll transactions	37%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Capital World Bond Fund Class R-4 - RCWEX
Shareholder Report [Line Items]
Fund Name	Capital World Bond Fund®
Class Name	Class R-4
Trading Symbol	RCWEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital World Bond Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$41	0.83%*
*Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.83%	[1]
Net Assets	$ 9,955,000,000
Holdings Count | Holdings	2,074
Investment Company, Portfolio Turnover	167.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$9,955
Total number of portfolio holdings	2,074
Portfolio turnover rate including mortgage dollar roll transactions	167%
Portfolio turnover rate excluding mortgage dollar roll transactions	37%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Capital World Bond Fund Class R-3 - RCWCX
Shareholder Report [Line Items]
Fund Name	Capital World Bond Fund®
Class Name	Class R-3
Trading Symbol	RCWCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital World Bond Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$55	1.13%*
*Annualized

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.13%	[1]
Net Assets	$ 9,955,000,000
Holdings Count | Holdings	2,074
Investment Company, Portfolio Turnover	167.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$9,955
Total number of portfolio holdings	2,074
Portfolio turnover rate including mortgage dollar roll transactions	167%
Portfolio turnover rate excluding mortgage dollar roll transactions	37%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Capital World Bond Fund Class R-2E - RCEBX
Shareholder Report [Line Items]
Fund Name	Capital World Bond Fund®
Class Name	Class R-2E
Trading Symbol	RCEBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital World Bond Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$63	1.29%*
*Annualized

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.29%	[1]
Net Assets	$ 9,955,000,000
Holdings Count | Holdings	2,074
Investment Company, Portfolio Turnover	167.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$9,955
Total number of portfolio holdings	2,074
Portfolio turnover rate including mortgage dollar roll transactions	167%
Portfolio turnover rate excluding mortgage dollar roll transactions	37%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Capital World Bond Fund Class R-2 - RCWBX
Shareholder Report [Line Items]
Fund Name	Capital World Bond Fund®
Class Name	Class R-2
Trading Symbol	RCWBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital World Bond Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$77	1.58%*
*Annualized

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.58%	[1]
Net Assets	$ 9,955,000,000
Holdings Count | Holdings	2,074
Investment Company, Portfolio Turnover	167.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$9,955
Total number of portfolio holdings	2,074
Portfolio turnover rate including mortgage dollar roll transactions	167%
Portfolio turnover rate excluding mortgage dollar roll transactions	37%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Capital World Bond Fund Class R-1 - RCWAX
Shareholder Report [Line Items]
Fund Name	Capital World Bond Fund®
Class Name	Class R-1
Trading Symbol	RCWAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital World Bond Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$77	1.58%*
*Annualized

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.58%	[1]
Net Assets	$ 9,955,000,000
Holdings Count | Holdings	2,074
Investment Company, Portfolio Turnover	167.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$9,955
Total number of portfolio holdings	2,074
Portfolio turnover rate including mortgage dollar roll transactions	167%
Portfolio turnover rate excluding mortgage dollar roll transactions	37%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Capital World Bond Fund Class 529-F-3 - FWBCX
Shareholder Report [Line Items]
Fund Name	Capital World Bond Fund®
Class Name	Class 529-F-3
Trading Symbol	FWBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital World Bond Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$26	0.53%*
*Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.53%	[1]
Net Assets	$ 9,955,000,000
Holdings Count | Holdings	2,074
Investment Company, Portfolio Turnover	167.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$9,955
Total number of portfolio holdings	2,074
Portfolio turnover rate including mortgage dollar roll transactions	167%
Portfolio turnover rate excluding mortgage dollar roll transactions	37%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Capital World Bond Fund Class 529-F-2 - FCWBX
Shareholder Report [Line Items]
Fund Name	Capital World Bond Fund®
Class Name	Class 529-F-2
Trading Symbol	FCWBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital World Bond Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$32	0.65%*
*Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%	[1]
Net Assets	$ 9,955,000,000
Holdings Count | Holdings	2,074
Investment Company, Portfolio Turnover	167.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$9,955
Total number of portfolio holdings	2,074
Portfolio turnover rate including mortgage dollar roll transactions	167%
Portfolio turnover rate excluding mortgage dollar roll transactions	37%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Capital World Bond Fund Class 529-F-1 - CCWFX
Shareholder Report [Line Items]
Fund Name	Capital World Bond Fund®
Class Name	Class 529-F-1
Trading Symbol	CCWFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital World Bond Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$41	0.84%*
*Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.84%	[1]
Net Assets	$ 9,955,000,000
Holdings Count | Holdings	2,074
Investment Company, Portfolio Turnover	167.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions )	$9,955
Total number of portfolio holdings	2,074
Portfolio turnover rate including mortgage dollar roll transactions	167%
Portfolio turnover rate excluding mortgage dollar roll transactions	37%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Capital World Bond Fund Class 529-T - TWCBX
Shareholder Report [Line Items]
Fund Name	Capital World Bond Fund®
Class Name	Class 529-T
Trading Symbol	TWCBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital World Bond Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$39	0.79%*
*Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%	[1]
Net Assets	$ 9,955,000,000
Holdings Count | Holdings	2,074
Investment Company, Portfolio Turnover	167.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions )	$9,955
Total number of portfolio holdings	2,074
Portfolio turnover rate including mortgage dollar roll transactions	167%
Portfolio turnover rate excluding mortgage dollar roll transactions	37%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Capital World Bond Fund Class 529-E - CCWEX
Shareholder Report [Line Items]
Fund Name	Capital World Bond Fund®
Class Name	Class 529-E
Trading Symbol	CCWEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital World Bond Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$56	1.14%*
*
Annualized

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.14%	[1]
Net Assets	$ 9,955,000,000
Holdings Count | Holdings	2,074
Investment Company, Portfolio Turnover	167.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions )	$9,955
Total number of portfolio holdings	2,074
Portfolio turnover rate including mortgage dollar roll transactions	167%
Portfolio turnover rate excluding mortgage dollar roll transactions	37%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Capital World Bond Fund Class 529-C - CCWCX
Shareholder Report [Line Items]
Fund Name	Capital World Bond Fund®
Class Name	Class 529-C
Trading Symbol	CCWCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital World Bond Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$85	1.75%*
*Annualized

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.75%	[1]
Net Assets	$ 9,955,000,000
Holdings Count | Holdings	2,074
Investment Company, Portfolio Turnover	167.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions )	$9,955
Total number of portfolio holdings	2,074
Portfolio turnover rate including mortgage dollar roll transactions	167%
Portfolio turnover rate excluding mortgage dollar roll transactions	37%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Capital World Bond Fund Class 529-A - CCWAX
Shareholder Report [Line Items]
Fund Name	Capital World Bond Fund®
Class Name	Class 529-A
Trading Symbol	CCWAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital World Bond Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$49	1.01%*
*Annualized

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	1.01%
Net Assets	$ 9,955,000,000
Holdings Count | Holdings	2,074
Investment Company, Portfolio Turnover	167.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$9,955
Total number of portfolio holdings	2,074
Portfolio turnover rate including mortgage dollar roll transactions	167%
Portfolio turnover rate excluding mortgage dollar roll transactions	37%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Capital World Bond Fund Class F-3 - WFBFX
Shareholder Report [Line Items]
Fund Name	Capital World Bond Fund®
Class Name	Class F-3
Trading Symbol	WFBFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital World Bond Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$23	0.48%*
*Annualized

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.48%	[1]
Net Assets	$ 9,955,000,000
Holdings Count | Holdings	2,074
Investment Company, Portfolio Turnover	167.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions )	$9,955
Total number of portfolio holdings	2,074
Portfolio turnover rate including mortgage dollar roll transactions	167%
Portfolio turnover rate excluding mortgage dollar roll transactions	37%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Capital World Bond Fund Class F-2 - BFWFX
Shareholder Report [Line Items]
Fund Name	Capital World Bond Fund®
Class Name	Class F-2
Trading Symbol	BFWFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital World Bond Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$29	0.60%*
*Annualized

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.60%	[1]
Net Assets	$ 9,955,000,000
Holdings Count | Holdings	2,074
Investment Company, Portfolio Turnover	167.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions )	$9,955
Total number of portfolio holdings	2,074
Portfolio turnover rate including mortgage dollar roll transactions	167%
Portfolio turnover rate excluding mortgage dollar roll transactions	37%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Capital World Bond Fund Class F-1 - WBFFX
Shareholder Report [Line Items]
Fund Name	Capital World Bond Fund®
Class Name	Class F-1
Trading Symbol	WBFFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital World Bond Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$51	1.04%*
*Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.04%	[1]
Net Assets	$ 9,955,000,000
Holdings Count | Holdings	2,074
Investment Company, Portfolio Turnover	167.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions )	$9,955
Total number of portfolio holdings	2,074
Portfolio turnover rate including mortgage dollar roll transactions	167%
Portfolio turnover rate excluding mortgage dollar roll transactions	37%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Capital World Bond Fund Class T - TWCWX
Shareholder Report [Line Items]
Fund Name	Capital World Bond Fund®
Class Name	Class T
Trading Symbol	TWCWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital World Bond Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$36	0.73%*
*Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.73%	[1]
Net Assets	$ 9,955,000,000
Holdings Count | Holdings	2,074
Investment Company, Portfolio Turnover	167.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions )	$9,955
Total number of portfolio holdings	2,074
Portfolio turnover rate including mortgage dollar roll transactions	167%
Portfolio turnover rate excluding mortgage dollar roll transactions	37%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Capital World Bond Fund Class C - CWBCX
Shareholder Report [Line Items]
Fund Name	Capital World Bond Fund®
Class Name	Class C
Trading Symbol	CWBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital World Bond Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$83	1.71%*
*Annualized

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.71%	[1]
Net Assets	$ 9,955,000,000
Holdings Count | Holdings	2,074
Investment Company, Portfolio Turnover	167.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$9,955
Total number of portfolio holdings	2,074
Portfolio turnover rate including mortgage dollar roll transactions	167%
Portfolio turnover rate excluding mortgage dollar roll transactions	37%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Capital World Bond Fund Class A - CWBFX
Shareholder Report [Line Items]
Fund Name	Capital World Bond Fund®
Class Name	Class A
Trading Symbol	CWBFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital World Bond Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$48	0.99%*
*Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.99%	[1]
Net Assets	$ 9,955,000,000
Holdings Count | Holdings	2,074
Investment Company, Portfolio Turnover	167.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$9,955
Total number of portfolio holdings	2,074
Portfolio turnover rate including mortgage dollar roll transactions	167%
Portfolio turnover rate excluding mortgage dollar roll transactions	37%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.

[1]	Annualized